Label	Element	Value
Stone Ridge Diversified Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Stone Ridge Diversified Alternatives Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Stone Ridge Diversified Alternatives Fund’s (the “Fund”) investment objective is to seek total return. There can be no assurance that the Fund will achieve its investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
A change in the securities held by the Fund is known as “portfolio turnover.” A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities. For the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 35.60%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.60%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Stone Ridge Diversified Alternatives Fund seeks to generate total returns from diverse investment strategies that we believe have the potential for attractive returns and are diversifying from stocks and bonds. These strategies can be divided into three broad categories that can generally be described as follows:
1.
Risk Transfer Strategies seek to generate returns by investing in securities or derivatives that provide counterparties with protection against certain events, such as natural disasters or changes in the market prices of various assets or commodities. As part of its risk transfer strategies, the Fund purchases securities such as catastrophe bonds and Quota Share Notes (each as described below) and sells exchange-traded or over-the-counter (“OTC”) derivatives such as options, futures contracts or options on futures contracts. The Fund’s risk transfer strategies include reinsurance and market risk transfer.
2.
Alternative Cash Flow Strategies seek to provide exposure to cash flows from non-traditional sources such as consumer or small-business loans and rental yields from single-family homes. The Fund seeks to identify investments that offer consistent cash flows from multiple sources, which the Adviser believes can help increase diversification. The Fund may access alternative cash flow strategies by investing in loans and other debt securities, asset-backed securities (as defined below) and derivative instruments like options or swaps. The Fund’s alternative cash flow strategies include alternative lending and single family real estate.
3.
Alternative Capital Appreciation Strategies seek to generate capital appreciation from sources that are diversifying to stocks and bonds. The Fund may pursue such strategies across multiple asset classes, including equities, debt securities, commodities and currencies, and may access these strategies by purchasing and selling (including by shorting) assets or derivatives such as options, forwards, futures or swaps. The Fund’s alternative capital appreciation strategies include style premium investing and artwork investing.
The strategies above have historically been both diversified and diversifying. They have been diversified from each other, in that each has generated returns based on different drivers of return and economic factors. They have been diversifying in that they offer a different source of return than more traditional stocks and bonds, which are ubiquitous in portfolios. As such, the Fund offers a potentially valuable return stream that can be complementary to investors’ traditional stock and bond portfolios.
Each of the strategies above is known as a risk premium strategy – a type of strategy that seeks to earn returns by being compensated for bearing risk. The Adviser believes that consistent exposure to diversifying risk premium strategies – not stock picking or market timing – is the most reliable way to build wealth in the long run. To this end, the Fund provides exposure to a number of historically diversifying risk premium strategies. The Adviser seeks to identify strategies that have the potential to provide attractive returns from sources other than traditional stocks and bonds. The Adviser has discretion to allocate the Fund’s assets to or away from each individual strategy, including by reducing the Fund’s allocation to one or more strategies to zero, based on market conditions, availability of investments, liquidity needs and any other factors that the Adviser considers relevant. As a result, the Fund’s allocations to each of the strategies will not be equal in size and will vary, potentially significantly, over time.
The Fund’s investment in alternative cash flow strategies will generally be limited to 0-25% of the Fund’s net assets individually and to 0-35% of the Fund’s net assets in the aggregate, subject to applicable limits on illiquid investments described below. The Fund’s investment in each of the risk transfer strategies and the style premium investing strategy will generally range from 0-75% individually and from 50-100% in the aggregate of the Fund’s net assets at the time of sale or purchase, as applicable. The Fund’s investment in the artwork investing strategy will generally be limited to 0-5% of the Fund’s net assets, subject to applicable limits on illiquid investments described below.
When used in this prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, the Fund may invest indirectly by investing in derivatives. The Fund may also, in the case of its market risk transfer and style premium strategies, invest through an investment in one or more wholly-owned and controlled subsidiaries organized in a non-U.S. jurisdiction (the “Subsidiaries”) and advised by the Adviser, and/or, in the case of certain other strategies, including its reinsurance strategy, through investments in pooled investment vehicles
Risk Transfer Strategies
Reinsurance
Reinsurance can generally be described as “insurance for insurance companies.” Reinsurers indirectly protect homeowners and businesses against catastrophe risks, such as natural disasters and accidents, by providing insurance to the insurance companies that directly offer protection against these types of risks. In exchange, reinsurers charge premiums in excess of their expected cost for the insurance provided; this means that they believe the premiums they charge are over and above the claims they expect to pay out over time. The Fund seeks returns by investing primarily in instruments known as “event-linked bonds” or “catastrophe bonds,” which are debt securities, typically with a variable interest rate, for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event or events, including hurricanes, earthquakes and weather-related phenomena, pandemics, epidemics, non-natural catastrophes (such as plane crashes) and other events resulting in a specified level of physical or economic loss (such as mortality or longevity). If the catastrophic events do not occur or are less severe than the specified trigger in the securities purchased by the Fund, the Fund generates returns by capturing the difference between the premiums earned and the claims paid on such insurance-linked securities over time. The Fund may also seek to gain exposure to reinsurance contracts by holding shares or notes issued in connection with quota shares (“Quota Share Notes”), which are notes or preferred shares issued by a special purpose vehicle whose performance is tied to underlying reinsurance transaction(s).
Because most event-linked bonds and Quota Share Notes are unrated, a substantial portion of the Fund’s assets will typically be invested in unrated securities determined by the Adviser to be of comparable quality to below-investment-grade securities (commonly referred to as “junk bonds”).
The Fund may invest in insurance-linked securities directly, through the use of derivatives (including options, futures contracts and swaps) or by investing in Class I Shares of the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “Reinsurance Fund”) or shares of the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Reinsurance Interval Fund”), each of which is also managed by the Adviser. The Fund does not pay the Adviser a management fee on assets that are invested in the Reinsurance Fund or the Reinsurance Interval Fund. As a shareholder of the Reinsurance Fund or the Reinsurance Interval Fund, the Fund will be subject to its ratable share of such fund’s expenses, including its advisory and administration expenses..
Market Risk Transfer
Market risk transfer seeks to generate returns by selling options on asset prices. It can be thought of as selling “market insurance” to counterparties who need protection from changes in the market price of various assets. For instance, an airline may not be able to bear the risk of fuel prices rising and may pay to transfer that risk to a party who can; likewise, a farmer may not be able to bear the risk of crop prices falling and may pay to transfer that risk to a party who can. Options can provide the buyer with protection from these price movements.
For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the market’s collective expectation of the price risk of the underlying asset (i.e., how much the price of the underlying asset will move). By selling options, the Fund is generally paid an upfront premium to bear a risk that its counterparty seeks to transfer. The Fund seeks to benefit over the long term from the difference between the amount of premium received for selling options (i.e., taking on the risk of a larger-than-expected move in the price of the underlying asset) and the level of losses realized on those options as a result of asset price movements. In other words, the Fund generally acts as a provider of risk transfer services, taking in premiums in exchange for bearing losses when unexpectedly large events occur. There can be no assurance that the Fund’s returns from selling options will be positive.
The Fund generally pursues this strategy by entering into exchange-traded or over-the-counter (“OTC”) derivative contracts related to various asset classes, such as energy, agriculture, livestock or foreign currencies. The Fund may enter into a variety of derivative contracts, including put and call options, futures contracts and options on futures contracts. This universe of asset classes and instruments is subject to change under varying market conditions and as these asset classes and instruments evolve over time.
Alternative Cash Flow Strategies
Alternative Lending
Alternative lending, which is sometimes referred to as marketplace lending, is a method of financing in which an alternative lending platform facilitates the borrowing and lending of money while generally not relying on deposits for capital to fund loans. It is considered an alternative to more traditional loan financing done through a bank. There are several different models of alternative lending but, very generally, an “alternative lending platform” is a lending marketplace, lender or other intermediary that is not a traditional lender that typically matches consumers, small or medium-sized businesses or other types of borrowers with investors that are interested in gaining investment exposure to the loans made to such borrowers.
The Adviser, as part of its portfolio construction process, performs diligence on the platforms from which the Fund purchases alternative lending-related securities in order to evaluate both the process by which each platform extends or sources loans and provides related services and the characteristics of the overall portfolio of loans made available through that platform. The Fund generally purchases a portfolio of loans from a particular platform that meets certain criteria (such as maturities and durations, borrower and loan types, borrower credit quality and geographic locations of borrower) and that provides broad exposure to the loan originations or sourcing of that particular platform.
The Fund seeks returns by buying and selling consumer, student and small-business loans originated through or sourced by alternative lending platforms. By investing in these loans and other investments, the Fund is accepting the risk that some borrowers will not repay their loans, in exchange for the returns associated with the receipt of interest payments and repayment of principal by those that do. For example, a consumer or small business borrower typically pays a premium (interest) to a lender in exchange for use of the lender’s capital (the amount of the borrowing) for a pre-determined amount of time. The Fund seeks to benefit over the long term from the difference between the amount of interest and principal received and losses experienced, but there can be no assurance that the return on the Fund’s investments will be positive at any time or on average and over time.
Alternative lending-related securities typically provide the Fund with exposure to loans originated or sourced by alternative lending platforms. The Fund invests primarily in securities issued by special purpose entities that hold whole loans, fractional loans or loan participations (“asset-backed securities”), which provide the Fund with exposure to a pool of whole loans originated or sourced by one or more alternative lending platforms and represents the right of the holder to receive specified distributions in respect of such whole loans. The Fund also may buy and sell whole loans directly or invest in other types of alternative lending-related securities, which include:
●
shares, certificates, notes or other securities representing the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans (including “member-dependent payment notes” issued by some public U.S. platforms, which we refer to as “fractional loans” herein);
●
direct participations in whole loans originated by alternative lending platforms (which we refer to as “loan participations”), which are typically issued by a bank or other financial institution;
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securities issued by special purpose entities that hold mortgages (“mortgage-backed securities”); and
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derivative instruments (which may include options, swaps or other derivatives) that provide exposure to any of the investments the Fund may make directly.
All or substantially all of the alternative lending-related securities in which the Fund invests are “restricted” securities, which means that they are only eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and/or that they are subject to legal and/or contractual restrictions on transfer. Thus, there is generally a limited secondary market available for many of the alternative-lending related securities in which the Fund invests.
In implementing the Fund’s investment strategy, the Adviser has broad discretion to invest in alternative lending-related securities of different types and relating to a variety of borrower types and geographic regions (including regions inside and outside the U.S.). The Adviser seeks to invest in alternative lending-related securities through platforms that operate in (and that originate or source loans to borrowers located in) the U.S. and may in the future seek to gain exposure to other geographic regions. Within each region and borrower type, the Adviser has broad discretion to make investments that provide the Fund with a variety of exposures, including to borrower creditworthiness, lines of business and loan purpose.
The Adviser does not purchase or sell alternative lending-related securities for the Fund’s portfolio based on an analysis of specific borrowers’ abilities to repay their loans or other criteria specific to individual investments. Instead, the Adviser seeks to identify alternative lending platforms that provide the Fund with broad exposure to the risk and return characteristics of loans from a variety of geographic regions and representing a variety of different borrower types for a variety of purposes.
The alternative lending-related securities in which the Fund invests (or, in the case of asset-backed securities, the loans that back them) typically are not rated by a nationally recognized statistical rating organization and may be determined by the Adviser to be of comparable quality to below-investment-grade securities (commonly referred to as “junk bonds”).
The Fund may invest in alternative lending-related securities directly or through the use of derivatives (including swaps that provide exposure to alternative lending-related securities).
Single Family Real Estate
Single family rental investments primarily take the form of debt instruments secured by single family rental properties, including:
First Mortgage Loans. First mortgage loans are loans that are generally made to the owner of a property or a pool of properties and have the highest priority to claims on the collateral securing the loans in foreclosure. First mortgage loans generally provide for a higher recovery rate and lower default rate than other debt positions due to the lender’s favorable control features and place in the capital structure, which control features at times may mean control of the entire capital structure.
Subordinate Mortgage Loans. Subordinate mortgage loans are loans that are generally made to the owner of a property or a pool of properties and have a lower priority to claims on the collateral. Investors in subordinate mortgages are compensated for the increased risk from a pricing perspective, typically through a higher interest rate (as compared to first mortgage loans), but still benefit from a direct lien on the related property. Investors typically receive principal and interest payments at the same time as senior debt unless a default occurs, in which case these payments are made only after any senior debt is repaid in full.
Mezzanine Loans. Mezzanine loans are a type of subordinate loan in which the loan is secured by one or more direct or indirect ownership interests in an entity that directly or indirectly owns real estate. Investors in mezzanine loans are compensated for the increased credit risk from a pricing perspective, typically through a higher interest rate (as compared with first mortgage loans), but still benefit from the right to foreclose on its collateral, in many instances more efficiently than first mortgage loans. Upon a default by the borrower under a mezzanine loan, the mezzanine lender generally can take control of the property-owning entity on an expedited basis, subject to the rights of the holders of debt senior in priority on the property.
These debt instruments typically are not rated by a nationally recognized statistical rating organization and may be determined by the Adviser to be of comparable quality to below-investment-grade securities (commonly referred to as “junk bonds”). The Fund will not invest in subprime mortgage loans or securities backed by subprime mortgage loans. The Fund may purchase such debt instruments individually or may invest in asset-backed securities issued by special purpose entities that hold any of the foregoing types of debt instruments secured by single family rental properties.
The Adviser, as part of its portfolio construction process, performs extensive due diligence on transactions that the Adviser proposes to enter into on behalf of the Fund. Although the Fund may pursue investments through a wide array of sources, a large proportion of the Fund’s single family real estate portfolio may consist of debt instruments obtained from or through a small number of real estate operators or lenders, potentially giving the Fund high exposure to the potential benefits and risks associated with those operators or lenders.
Alternative Capital Appreciation Strategies
Style Premium Investing
Style premium investing seeks to generate returns by utilizing systematic methods of investing that have the potential to produce positive returns in both rising and falling markets, and involves identifying the characteristics, or “styles,” of assets historically associated with higher average returns. The strategy purchases assets with higher exposure to such characteristics and may short assets with lower exposure to such characteristics. (“Shorting” an asset means that the Fund sells an asset it does not own to a third party by paying a premium to borrow the asset with the intention of purchasing it later at a lower price.)
Within certain styles, the Fund may pursue this strategy by establishing only long exposure or only short exposure to a given asset class from time to time. In other styles, the Fund will establish both long and short positions, seeking to earn a return from the difference in performance between the long and short positions rather than from the directional price movement of the asset class.
The Fund may pursue this strategy across asset classes, including commodities, foreign currencies (including emerging markets foreign currencies), and global equities or debt securities (including emerging markets equities or debt securities) of any market capitalization, including small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. The styles the Fund pursues include:
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Value: The Value style prefers assets that are inexpensive relative to a fair value over those that are expensive relative to a fair value. Fair value may defined in relation to asset fundamental indicators, macroeconomic data, or asset prices.
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Momentum: The Momentum style prefers assets that have performed well recently over those that have performed poorly recently on an absolute or relative basis.
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Carry: The Carry style prefers assets with higher yields over those with lower yields.
The Fund may implement this strategy by purchasing and shorting assets (including single name equity securities and exchange-traded funds) directly or through derivatives such as exchange-traded futures contracts or options or OTC forwards, options or swaps. The Fund may purchase and sell foreign currency options and foreign currency futures contracts and related options and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through deliverable and non-deliverable forward foreign currency exchange contracts (“currency forward contracts”).
Artwork Investing
The Fund invests in shares of the Stone Ridge Art Risk Premium Fund (the “Art Fund”), which is also managed by the Adviser. The Art Fund invests primarily in paintings, sculptures or other artistic objects (“Artwork”) from the Post-War and Contemporary collecting periods (from 1945 to today) as well as other collecting periods, created by artists that have an established track record of public auction sales (typically at least three years of public auction results). The Art Fund may invest in Artwork indirectly by investing in special purpose companies that own Artwork (“Artwork Companies”). The Art Fund also may gain investment exposure to Artwork by purchasing whole Artwork (“Whole Artwork”) directly or through forwards or swaps, including prepaid forward contracts. The Adviser expects to invest no more than 5% of the fund’s net assets, as determined at the time of investment, in the Art Fund.
Borrowing and Leverage
The Fund may obtain leverage through borrowings in seeking to achieve its investment objective. The Fund’s borrowings, which would typically be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest.
The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness). The Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above. Under Rule 18f-4 of the 1940 Act (“Rule 18f-4”), most investments or trading practices that involve contractual obligations to pay in the future are considered to be derivatives, and are therefore subject to a value-at-risk (“VaR”) test and corresponding limits set forth in the rule.
Leverage can have the effect of magnifying the Fund’s exposure to changes in the value of its assets and may also result in increased volatility in the Fund’s net asset value (“NAV”). This means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund owned its assets on an unleveraged basis. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to leverage.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by comparing the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month end may be obtained by calling (855) 609-3680.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by comparing the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 609-3680
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter (as of December 31, 2024)		Worst Quarter (as of December 31, 2024)
Q3 2023	7.21%	Q3 2022	(2.46)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only. After-tax returns for Class J Shares will differ.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher, in some cases, than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown for Class I Shares only. After-tax returns for Class J Shares will differ. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher, in some cases, than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Stone Ridge Diversified Alternatives Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	It is possible that investing in the Fund may result in a loss of some or all of the amount invested.
Stone Ridge Diversified Alternatives Fund | Insurance Linked Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Insurance-Linked Securities Risk. The principal risk of an investment in an insurance-linked security is that a triggering event(s) (e.g., (i) natural events, such as a hurricane, tornado or earthquake of a particular size/magnitude in a designated geographic area; or (ii) non-natural events, such as large aviation disasters) will occur, and as a result, the Fund will lose all or a significant portion of the principal it has invested in the security and the right to additional interest payments with respect to the security. If multiple triggering events occur that impact a significant portion of the portfolio of the Fund, the Fund could suffer substantial losses and an investor will lose money. A substantial amount of the Fund’s assets will be invested directly or indirectly in insurance-linked securities tied to natural events and/or non-natural disasters and there is inherent uncertainty as to whether, when or where such events will occur. There is no way to accurately predict whether a triggering event will occur and, because of this significant uncertainty, insurance-linked securities carry a high degree of risk.

Stone Ridge Diversified Alternatives Fund | Commodities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Commodities Risk. The market price of the commodities instruments to which the Fund is exposed can be extremely volatile and may be adversely affected by changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity. Examples include livestock disease, embargoes, tariffs, and international developments. Therefore, the Fund’s exposure to the commodities markets can cause the NAV of the Fund to decline or fluctuate in a rapid and unpredictable manner.

Stone Ridge Diversified Alternatives Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Currency Risk. The value of currencies to which the Fund is exposed can be volatile and fluctuate as a result of changes in overall market movements, real or perceived inflationary trends, stock market volatility, changes in interest rates, population growth and changing demographics, or factors affecting a particular country or region. Liquidity may be limited for certain currency derivatives, which may impair the ability to buy or sell such derivatives. The Fund’s exposure to currency markets can cause the NAV of the Fund to decline or fluctuate. These risks are heightened for emerging markets currencies because, compared to the U.S. or to foreign developed markets, emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation and higher likelihood of societal unrest.

Stone Ridge Diversified Alternatives Fund | Market Risk Equity Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk; Equity Investing Risk. The value of certain of the Fund’s investments, including investments relating to indices or individual securities, is subject to market risk. Market risk is the risk that the value of equity and other securities (including securities that make up an index underlying derivatives contracts entered into by the Fund) to which the Fund is exposed will fall due to general market or economic conditions. Market conditions may affect certain types of securities or indices to a greater extent than other types. If the value of securities (including securities that make up indices underlying derivatives contracts entered into by the Fund) to which the Fund is exposed decreases, the performance of the Fund will be negatively impacted, and your investment in the Fund may lose money.
The Fund may invest in companies of any market capitalization, including small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies.
Although equities and equity indices have historically generated higher average returns than debt securities and indices over the long term, equities and equity indices also have experienced significantly more volatility in returns. These risks are heightened for emerging markets securities because, compared to the U.S. or to foreign developed markets, emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk and higher likelihood of societal unrest.
Additionally, the Fund’s performance may be negatively impacted by current market factors such as military conflicts, global supply chain issues, rising energy prices and inflation and other impacts from the COVID-19 outbreak or other future outbreaks.

Stone Ridge Diversified Alternatives Fund | Derivatives Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The Fund invests in a variety of derivatives, including put and call options, futures contracts, options on futures contracts, forward contracts, swaps and other exchange-traded and OTC derivatives contracts. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Derivatives are financial contracts the value of which depends on, or is derived from, an underlying asset or reference (the “Underlying Reference”). Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the Underlying Reference they are designed to track. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Fund. The Fund’s use of derivatives may not be effective or have the desired results.
Derivatives in which the Fund may invest may have embedded leverage (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position). As a result, adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself. See “Borrowing and Leverage Risk” above.
When entering into derivatives transactions, the Fund is typically required to post margin. Significant market movements may result in the Fund being required to post comparatively large initial or ongoing margin amounts with counterparties and may require that the Fund post additional margin on short time frames, potentially requiring the Fund to sell other assets at inopportune times and/or to close derivatives positions prematurely, either of which could cause the Fund to suffer losses.
Rule 18f-4 provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. As required by Rule 18f-4, the Fund has adopted and implemented a derivatives risk management program to govern its use of derivatives and appointed a derivatives risk manager who conducts periodic reviews of the program. The Fund’s derivatives risk management program includes policies and procedures that are reasonably designed to manage the Fund’s derivatives risks. In accordance with Rule 18f-4, most investments or trading practices that involve contractual obligations to pay in the future described above under “Borrowing and Leverage” are considered to be derivatives and are therefore subject to a value-at-risk (“VaR”) test and corresponding limits set forth in Rule 18f-4. Under Rule 18f-4 of the 1940 Act, the Fund has the option to either treat reverse repurchase agreements and other similar financing transactions as (1) senior securities under Section 18 of the 1940 Act, in which case they would be subject to the 300% asset coverage requirement described above, or (2) derivatives subject to the VaR test imposed by Rule 18f-4. As of the date of this prospectus, the Fund has elected to treat reverse repurchase agreements and other similar financing transactions as derivatives subject to the VaR test imposed by Rule 18f-4, but it may change that election in the future. Rule 18f-4 may restrict the Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which may adversely affect the value or performance of the Fund.

Stone Ridge Diversified Alternatives Fund | Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Style Risk. Investing in or having exposure to style premiums involves the risk that the relevant style premium will not provide the return anticipated by the Adviser. Assets that exhibit style premiums, such as value, momentum, or carry, may perform differently from the market as a whole, and there may be periods, including extended periods, during which any particular style premium may underperform the market, lose money, or both, which could cause the Fund to underperform or to lose money.

Stone Ridge Diversified Alternatives Fund | Reinsurance Fund Reinsurance Interval Fund and Art Fund Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Reinsurance Fund, Reinsurance Interval Fund and Art Fund Investment Risk. To the extent the Fund invests in the Reinsurance Fund, the Reinsurance Interval Fund or the Art Fund, the Fund is indirectly exposed to all of the risks associated with an investment in such fund, including the risk that such fund will not perform as expected. Because the Fund bears the fees and expenses associated with any investment in any of the Reinsurance Fund, the Reinsurance Interval Fund or the Art Fund, any increase in the fees and expenses of such funds will increase the Fund’s total expenses. To the extent the Reinsurance Fund, the Reinsurance Interval Fund or the Art Fund has high portfolio turnover, it may incur higher transaction costs, which may adversely affect performance and may produce increased taxable distributions.

Stone Ridge Diversified Alternatives Fund | Default Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Default Risk. The Fund has exposure and may, without limitation, continue to have exposure to securities that are rated below investment grade or that are unrated but are judged by the Adviser to be of comparable quality. Below-investment-grade debt securities, which are commonly called “junk bonds,” are rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc., or have comparable ratings by another rating organization. Accordingly, certain of the Fund’s unrated investments could constitute a highly risky and speculative investment, similar to an investment in “junk bonds.”
The value of the Fund’s investments in whole loans and other alternative lending-related securities, as well as the Fund’s single family real estate investments, is dependent on the borrowers’ continued and timely payments. If a borrower fails to make interest payments or repay principal when due on a loan in which the Fund has investment exposure, or if the value of such a loan decreases, the value of the Fund’s investments will be adversely affected. There can be no assurance that payments due on underlying loans or single family real estate debt investments will be made.
Default rates on loans may be adversely affected by a number of factors outside the Fund’s control, such as economic downturns or general economic or political conditions, including prevailing interest rates, the rate of unemployment, the level of consumer confidence, residential real estate values, the value of the various currencies, energy or gasoline prices, changes in consumer spending, the number of personal bankruptcies, insolvencies, disruptions in the credit markets, the borrower’s personal circumstances, the stigma of personal bankruptcy and other factors. For example, the share of alternative lending-related securities that have been placed in forbearance or otherwise modified or that are in default increased substantially as a result of the economic disruption caused during the height of the COVID-19 outbreak in the United States and the other countries in which the Fund invests. The spread and duration of future COVID-19 outbreaks, including that of other virus variants may cause similar adverse impacts to alternative lending-related securities.
Many of the Fund’s alternative lending and single family real estate investments are associated with loans that are unsecured obligations of borrowers. This means that they are not secured by any collateral, not insured by any third party, not backed by any governmental authority in any way and, except in the case of certain loans to businesses, not guaranteed by any third party. When a borrower defaults on an unsecured loan, the holder’s only recourse is generally to accelerate the loan and enter into litigation to recover the outstanding principal and interest. There is no assurance that such litigation would result in full repayment of the loan and the costs of such measures may frequently exceed the outstanding unpaid amount of the borrowing. Even if a loan to which the Fund is exposed is secured, there can be no assurance that the collateral will, when recovered and liquidated, generate sufficient (or any) funds to offset any losses associated with a defaulting loan.

Stone Ridge Diversified Alternatives Fund | Asset Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Asset-Backed Securities Risk. The Fund’s investments in pass-through certificates, securitization vehicles or other special purpose entities that hold alternative lending-related securities, mortgages, mezzanine debt or mortgage-backed securities (collectively, “asset-backed securities”) may involve risks that differ from or are greater than risks associated with other types of investments. The rate of pre-payments on underlying assets will affect the price and volatility of an asset-backed security, may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase, and may lower its return. The asset-backed securities in which the Fund invests are also subject to risks associated with their structure, with the nature of the underlying assets and with the servicing of those assets. For example, any mishandling of related documentation by a servicer may also affect the rights of the security holders in and to the underlying collateral. The value of an investment in the Fund may be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to asset-backed securities. In addition, when investing in asset-backed securities, the Fund will indirectly bear additional fees and expenses, such as trustee or administrator fees, that it would not bear if it invested directly in the assets underlying the asset-backed securities, which may cause the Fund’s performance to be lower than if it had invested directly in such underlying assets.

Stone Ridge Diversified Alternatives Fund | Exchange Traded Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Exchange-Traded Fund Risk. The Fund may invest directly or indirectly in exchange-traded funds (“ETFs”), which are investment companies or special purpose trusts that may be actively managed or that may be designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse or multiple inverse basis) to the performance of an index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The Fund may purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments.
Investments in ETFs are subject to the same risks as investments in other investment companies. The values of ETFs are subject to change as the values of their component assets fluctuate according to market volatility. ETFs may trade in the secondary market at a discount from their NAVs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF holds, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance. Furthermore, there may be times when the exchange halts trading, in which case the investors owning ETF shares would be unable to sell them until trading is resumed.
Other risks associated with ETFs include the possibility that: (i) an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling. In addition, inadequate or irregularly provided information about an ETF or its investments could expose investors in ETFs to unknown risks.

Stone Ridge Diversified Alternatives Fund | Alternative Lending Platform Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Alternative Lending Platform Risk. As discussed in more detail in “Default Risk” the Fund receives payments on whole loans or securities representing the right to receive principal and interest payments due on loans only if the platform servicing the loans receives the borrower’s payments on such loans and passes such payments through to the Fund. If a borrower is unable or fails to make payments on a loan for any reason, the Fund may be greatly limited in its ability to recover any outstanding payments due. The Fund may have limited knowledge about the underlying loans and is dependent upon the platform for information regarding such underlying loans. Although the Fund conducts diligence on the platforms, the Fund generally does not have the ability to independently verify the information provided by the platforms, other than payment information regarding loans and other alternative lending-related securities owned by the Fund, which the Fund observes directly as payments are received. Some investors, including the Fund, may not review the particular characteristics of the loans in which they invest at the time of investment, but rather negotiate in advance with platforms the general criteria of the investments, as described above. As a result, the Fund is dependent on the platforms’ ability to collect, verify and provide information to the Fund about each loan and borrower.

Stone Ridge Diversified Alternatives Fund | Real Estate Investment Risk Generally [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Real Estate Investment Risk Generally. The Fund is subject to risks typically associated with real estate, including (1) changes in global, national, regional or local economic, demographic or capital market conditions; (2) future adverse national real estate trends, including increasing vacancy rates, declining rental rates and general deterioration of market conditions; and (3) lack of liquidity inherent in the nature of the assets. Many of these factors are beyond the control of the Fund. Any negative changes in these factors could affect the Fund’s performance and its ability to meet its obligations and make distributions to shareholders.

Stone Ridge Diversified Alternatives Fund | Subordinated Real Estate Loan Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Subordinated Real Estate Loan Risk. The Fund may acquire or originate subordinated real estate loans secured by single family rental properties, including mezzanine loans in the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning such properties or the entity that owns the interest in the entity owning such properties. In the event a borrower defaults on a subordinated loan and lacks sufficient assets to satisfy such loan, the Fund may suffer a loss of principal or interest. In the event a borrower declares bankruptcy, the Fund may not have full recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan. If a borrower defaults on a loan owned by the Fund or on debt senior to such loan, or in the event of a borrower bankruptcy, such loan will be satisfied only after the senior debt is paid in full. These types of investments may become unsecured as a result of foreclosure by the senior lender.

Stone Ridge Diversified Alternatives Fund | Correlation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Correlation Risk. Correlation risk is the risk that the expected correlation of a set of investments may differ from the realized correlation of such investments. If the Fund’s strategies were to be more correlated to each other than expected (i.e., they increase or decrease in value more in tandem than expected), the Fund’s returns could be more volatile than if the strategies were less correlated. Likewise, within a particular investment strategy, if the investments were more correlated than expected, that particular strategy could be more volatile than if the investments were less correlated. This risk may be increased during periods of market stress, such as during economic downturns or disruptions. If the Fund’s strategies were to be highly correlated to each other, especially, during a period of market stress, they could decrease in value at the same time, which could result in increased losses to the Fund.

Stone Ridge Diversified Alternatives Fund | Illiquidity and Restricted Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Illiquidity and Restricted Securities Risk. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like without significantly changing the market value of the investment. The Fund’s investments in whole loans, the Reinsurance Interval Fund and the Art Fund will generally be treated as illiquid, and certain other of the Fund’s investments may be treated as illiquid. The Fund may invest at the time of purchase up to 15% of its net assets in illiquid securities. The Reinsurance Interval Fund and the Art Fund are interval funds that make quarterly repurchase offers, and the securities of the Reinsurance Interval Fund and the Art Fund may not be sold by the Fund outside of these quarterly opportunities. As a result, the Fund’s investments in the Reinsurance Interval Fund and the Art Fund may be impossible to sell at the time the Fund would like. In addition, if a repurchase offer made by the Reinsurance Interval Fund or the Art Fund is oversubscribed, those funds are required to repurchase shares tendered on a pro rata basis, and shareholders, including the Fund, will have to wait until the next repurchase offer to make another repurchase request. As a result, the Fund may be unable to liquidate all or a given percentage of its investment in the Reinsurance Interval Fund or the Art Fund during a particular repurchase offer.

Stone Ridge Diversified Alternatives Fund | Art Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Art Investment Risk. To the extent the Fund invests in the Art Fund, it is exposed to various risks associated with an investment in Artwork, any of which could materially impair the value of the Art Fund’s investments and the market value of its shares. These risks include (i) claims that Artwork is not authentic, or has an uncertain or false origin; (ii) legal challenges to title to the Artwork; (iii) valuation risk due to incomplete data, market instability or human error; (iv) deterioration in the physical condition of the Artwork over time or physical damage to the Artwork, including as a result of vandalism, theft or natural disaster; (v) risks of a decline in the art market, (vi) decreased demand for Artwork generally as a result of negative economic conditions; (vii) decreased demand for certain Artwork or Artwork of a certain artist; (viii) illiquidity and unpredictable sales cycles in the market for Artwork; (ix) inadequate insurance coverage for the Artwork; and (x) the effects of abusive practices that may exist in the art market, such as price manipulation, disguised agencies and lack of transparency. There is no assurance of appreciation of Artwork or sufficient cash distributions resulting from the ultimate sale of the Artwork.

Stone Ridge Diversified Alternatives Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.46%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Recoupment	rr_Component1OtherExpensesOverAssets	0.05%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.58%	[3]
Total Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
(Fee Waiver and/or Expense Reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After (Fee Waiver / Expense Reimbursement)	rr_NetExpensesOverAssets	2.13%
1 Year	rr_ExpenseExampleYear01	$ 216
3 Years	rr_ExpenseExampleYear03	671
5 Years	rr_ExpenseExampleYear05	1,152
10 Years	rr_ExpenseExampleYear10	2,481
1 Year	rr_ExpenseExampleNoRedemptionYear01	216
3 Years	rr_ExpenseExampleNoRedemptionYear03	671
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,152
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,481
2021	rr_AnnualReturn2021	10.61%
2022	rr_AnnualReturn2022	2.03%
2023	rr_AnnualReturn2023	19.53%
2024	rr_AnnualReturn2024	8.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.46%)
One Year	rr_AverageAnnualReturnYear01	8.43%
Since Inception	rr_AverageAnnualReturnSinceInception	9.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2020
Stone Ridge Diversified Alternatives Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.46%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Recoupment	rr_Component1OtherExpensesOverAssets	0.05%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.88%	[3]
Total Other Expenses	rr_OtherExpensesOverAssets	0.93%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
(Fee Waiver and/or Expense Reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After (Fee Waiver / Expense Reimbursement)	rr_NetExpensesOverAssets	2.43%
1 Year	rr_ExpenseExampleYear01	$ 246
3 Years	rr_ExpenseExampleYear03	762
5 Years	rr_ExpenseExampleYear05	1,304
10 Years	rr_ExpenseExampleYear10	2,785
1 Year	rr_ExpenseExampleNoRedemptionYear01	246
3 Years	rr_ExpenseExampleNoRedemptionYear03	762
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,304
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,785
Stone Ridge Diversified Alternatives Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.07%
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2020
Stone Ridge Diversified Alternatives Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2020
Stone Ridge Diversified Alternatives Fund | ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2020

[1]	The Fund’s Management Fee is “bifurcated” as follows: an annual rate of 0.00% of the Fund’s average daily net assets invested in any fund advised by the Adviser, and 1.50% of the Fund’s average daily net assets invested in other investments.
[2]	Through February 28, 2026, the Adviser (defined below) has contractually agreed to pay or otherwise bear operating and other expenses of each class of the Fund (including organizational and offering expenses, but excluding the Fund’s investment management fee, financial intermediary fees and expenses (including shareholder servicing fees and expenses, sub-transfer agency servicing fees and expenses and fees and expenses for custodial services rendered to shareholders), brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest payments on borrowed funds, loan servicing fees, loan collection and administration fees and expenses; interest and commitment fees; short dividend expense; acquired fund fees and expenses; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the Total Annual Fund Operating Expenses, other than Excluded Expenses, of the applicable Class to 0.40% of the average daily net assets attributable to such class of shares. The Adviser shall be entitled to recoup in later periods expenses attributable to a class that the Adviser has paid or otherwise borne to the extent that the expenses for such class of shares (including organizational and offering expenses, but excluding Excluded Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment; provided that the Adviser shall not be permitted to recoup any such expenses beyond three years from the end of the month in which such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) and the consent of the Adviser.
[3]	Other Expenses have been restated to reflect expenses for the current fiscal year.
[4]	Reflects the Fund’s allocable share of the advisory fees and other expenses of the funds in which the Fund invests.